Stock-Based Compensation - Schedule of Outstanding Options (Details)		3 Months Ended	12 Months Ended
		Dec. 31, 2024 $ / shares	Sep. 30, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options beginning balance		1,438,600
Exercise price beginning balance (in Dollars per share)	[1]	$ 2.84
Number of stock options ending balance		1,408,600	1,438,600
Exercise price ending balance (in Dollars per share)	[1]	$ 2.84	$ 2.84
Granted, Number of stock options
Granted, Exercise price (in Dollars per share)	[1]
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options beginning balance		443,013
Number of stock options ending balance			443,013
Granted, Number of stock options			449,013
Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options beginning balance		1,438,600
Exercise price beginning balance (in Dollars per share)	[2]	$ 284
Number of stock options ending balance			1,438,600
Exercise price ending balance (in Dollars per share)	[2]		$ 284
Granted, Number of stock options			1,438,600
Granted, Exercise price (in Dollars per share)	[2]		$ 284

[1]	Weighted average exercise price
[2]	Weighted average exercise price